UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06671

DWS Global High Income Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2013

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2013 Semiannual Report to Stockholders

DWS Global High Income Fund, Inc. Ticker Symbol: LBF

Contents
3 Performance Summary
5 Portfolio Manager
5 Portfolio Summary
8 Investment Portfolio
22 Statement of Assets and Liabilities
24 Statement of Operations
25 Statement of Cash Flows
26 Statement of Changes in Net Assets
27 Financial Highlights
29 Notes to Financial Statements
39 Dividend Reinvestment and Cash Purchase Plan
42 Additional Information
44 Privacy Statement

The fund's primary investment objective is to seek high current income; capital appreciation is a secondary investment objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond and loan investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Floating rate loans tend to be rated below investment grade and may be more vulnerable to economic or business changes than issuers with investment-grade credit. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Leverage results in additional risks and can magnify the effect of any gains or losses.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2013 (Unaudited)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Return as of 4/30/13
	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	4.39%	15.83%	8.97%	11.42%
Based on Market Price(a)	5.48%	15.62%	9.95%	10.90%
JPMorgan Emerging Markets Bond Global Diversified Index(b)	2.50%	11.50%	9.86%	9.96%
Morningstar Closed-End Emerging Markets Bond Funds Category (based on Net Asset Value)(c)	5.41%	11.98%	9.80%	10.98%

‡ Total returns shown for periods less than one year are not annualized.

a Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended April 30, 2013 was 2.16%

b The unmanaged, unleveraged JPMorgan Emerging Markets Bond Global Diversified Index tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

c Morningstar's Closed-End Emerging Markets Bond Funds category represents portfolios that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East and Asia make up the rest. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Emerging Markets Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 4/30/13	As of 10/31/12
Net Asset Value	$9.93	$9.80
Market Price	$9.03	$8.82

Prices and Net Asset Value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 4/30/13: Income Dividends	$.27
April Income Dividend	$.0450
Current Annualized Distribution Rate (based on Net Asset Value) as of 4/30/13†	5.44%
Current Annualized Distribution Rate (based on Market Price) as of 4/30/13†	5.98%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on April 30, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2011.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the U.S. Army from 1988 to 1991.

• Head of US High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Bonds 122.4%
Australia 3.2%
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		25,000	25,750
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		340,000	353,600
144A, 6.375%, 2/1/2016		640,000	664,000
144A, 6.875%, 4/1/2022		245,000	262,763
144A, 7.0%, 11/1/2015		925,000	968,937
(Cost $2,201,795)			2,275,050
Bermuda 3.3%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,293,104)		2,200,000	2,315,500
Brazil 14.3%
Banco Bradesco SA:
144A, 5.75%, 3/1/2022		425,000	463,250
144A, 5.9%, 1/16/2021		2,000,000	2,193,000
Banco do Brasil SA:
3.875%, 10/10/2022		635,000	630,872
144A, 6.25%, 12/29/2049		625,000	624,063
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	152,223
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,290,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		1,545,000	1,724,606
Independencia International Ltd., REG S, 12.0%, 12/30/2016*		577,088	0
Petrobras International Finance Co., 5.375%, 1/27/2021		1,770,000	1,954,553
(Cost $10,456,976)			10,032,567
Canada 5.9%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		930,000	993,937
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,094
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		90,000	94,050
144A, 8.75%, 6/1/2020		60,000	64,800
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,309,375
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		45,000	47,475
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		30,000	31,200
MEG Energy Corp., 144A, 6.5%, 3/15/2021		75,000	80,438
Novelis, Inc.:
8.375%, 12/15/2017		20,000	21,900
8.75%, 12/15/2020		130,000	147,550
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,091,625
Videotron Ltd., 5.0%, 7/15/2022		230,000	236,900
(Cost $3,958,309)			4,124,344
Cayman Islands 4.5%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	591,250
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		65,000	67,600
144A, 7.5%, 11/1/2019		45,000	48,488
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	232,163
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,055,000	2,234,812
(Cost $3,027,113)			3,174,313
Chile 3.3%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035 (Cost $1,632,120)		2,000,000	2,336,438
Croatia 4.9%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	308,095
144A, 6.375%, 3/24/2021		1,770,000	2,000,100
REG S, 6.625%, 7/14/2020		1,000,000	1,139,500
(Cost $3,034,365)			3,447,695
Dominican Republic 1.6%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,055,244)		1,000,000	1,148,500
El Salvador 0.9%
Republic of El Salvador, REG S, 7.65%, 6/15/2035 (Cost $590,781)		570,000	662,625
France 0.8%
Electricite de France SA, 144A, 5.25%, 1/29/2049 (Cost $515,024)		520,000	523,052
Germany 0.4%
Techem GmbH, 144A, 6.125%, 10/1/2019 (Cost $260,750)	EUR	200,000	286,569
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $728,283)		720,000	828,000
Hong Kong 2.1%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022		530,000	562,248
Pacnet Ltd., 144A, 9.25%, 11/9/2015		850,000	888,250
(Cost $1,402,591)			1,450,498
Hungary 1.9%
Republic of Hungary:
4.125%, 2/19/2018		420,000	424,200
5.375%, 2/21/2023		890,000	917,572
(Cost $1,304,356)			1,341,772
Indonesia 0.8%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $500,000)		500,000	531,875
Italy 0.7%
Intesa Sanpaolo SpA, 3.875%, 1/16/2018 (Cost $479,285)		480,000	480,326
Japan 0.2%
eAccess Ltd., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	117,600
Kazakhstan 0.7%
KazMunayGas National Co. JSC:
144A, 4.4%, 4/30/2023		250,000	252,472
144A, 5.75%, 4/30/2043		200,000	203,569
(Cost $447,586)			456,041
Lithuania 2.7%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,228,750
144A, 7.375%, 2/11/2020		500,000	646,740
(Cost $1,530,119)			1,875,490
Luxembourg 8.0%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	263,988
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	221,000
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	227,800
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,251,900
Intelsat Jackson Holdings SA:
144A, 6.625%, 12/15/2022		1,000,000	1,082,500
7.25%, 10/15/2020		260,000	288,600
7.5%, 4/1/2021		325,000	366,437
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		120,000	126,600
144A, 8.125%, 6/1/2023		15,000	15,975
MHP SA, 144A, 8.25%, 4/2/2020		645,000	636,850
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	224,217
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	425,000	595,217
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	150,659
144A, 6.75%, 8/15/2024	EUR	110,000	153,919
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	31,425
(Cost $5,352,498)			5,637,087
Marshall Islands 0.0%
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019 (Cost $10,369)		10,000	10,925
Mexico 1.1%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	6,000,000	537,176
Petroleos Mexicanos, 5.5%, 6/27/2044		215,000	235,425
(Cost $676,125)			772,601
Netherlands 4.7%
KazMunaiGaz Finance Sub BV, Series 2, REG S, 9.125%, 7/2/2018		1,150,000	1,469,125
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		1,000,000	1,188,750
Marfrig Holding Europe BV, 144A, 9.875%, 7/24/2017		420,000	392,700
New World Resources NV, 144A, 7.875%, 1/15/2021	EUR	260,000	274,778
(Cost $2,899,573)			3,325,353
Panama 0.6%
Republic of Panama, 6.7%, 1/26/2036 (Cost $282,750)		300,000	417,450
Peru 1.1%
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		325,000	327,424
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	453,600
(Cost $742,624)			781,024
Philippines 4.0%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,920,720)		1,800,000	2,799,000
Poland 4.2%
Republic of Poland, 5.125%, 4/21/2021 (Cost $2,491,250)		2,500,000	2,937,575
Russia 2.0%
Russian Federation, REG S, 7.5%, 3/31/2030 (Cost $1,145,022)		1,139,850	1,433,931
Serbia 2.1%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		560,000	567,700
144A, 7.25%, 9/28/2021		760,000	887,300
(Cost $1,264,116)			1,455,000
Sweden 0.7%
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	200,000	287,754
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		210,000	226,012
(Cost $465,650)			513,766
Turkey 2.7%
Akbank TAS, 144A, 5.125%, 7/22/2015		1,390,000	1,468,021
Arcelik AS, 144A, 5.0%, 4/3/2023		435,000	446,962
(Cost $1,831,252)			1,914,983
Ukraine 2.9%
Government of Ukraine:
REG S, 7.65%, 6/11/2013		1,000,000	1,002,900
144A, 7.95%, 2/23/2021		1,000,000	1,017,500
(Cost $2,040,622)			2,020,400
United States 22.4%
AES Corp., 4.875%, 5/15/2023		15,000	15,300
Air Lease Corp., 4.75%, 3/1/2020		50,000	51,750
AMC Entertainment, Inc., 8.75%, 6/1/2019		500,000	550,625
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	11,500
Antero Resources Finance Corp., 7.25%, 8/1/2019		40,000	43,400
Arch Coal, Inc., 7.0%, 6/15/2019		15,000	13,913
Ashland, Inc., 144A, 3.875%, 4/15/2018		25,000	25,750
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		160,000	176,400
Avis Budget Car Rental LLC, 144A, 5.5%, 4/1/2023		35,000	36,094
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		35,000	38,325
Axiall Corp., 144A, 4.875%, 5/15/2023		10,000	10,450
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	32,250
Berry Petroleum Co.:
6.375%, 9/15/2022		35,000	37,406
6.75%, 11/1/2020		35,000	38,063
Caesar's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		50,000	30,750
Calpine Corp., 144A, 7.875%, 7/31/2020		192,000	217,440
CCO Holdings LLC, 5.75%, 1/15/2024 (b)		40,000	41,650
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		20,000	21,353
Cequel Communications Holdings I LLC:
144A, 6.375%, 9/15/2020		165,000	175,725
144A, 8.625%, 11/15/2017		500,000	535,625
Chaparral Energy, Inc., 7.625%, 11/15/2022		10,000	11,050
Chesapeake Energy Corp., 3.25%, 3/15/2016		90,000	91,125
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		20,000	21,450
CIT Group, Inc., 4.25%, 8/15/2017		925,000	980,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		70,000	74,375
Series B, 144A, 6.5%, 11/15/2022		185,000	198,412
CNH Capital LLC, 144A, 3.625%, 4/15/2018		65,000	66,137
Community Health Systems, Inc., 7.125%, 7/15/2020		35,000	39,113
Constellation Brands, Inc.:
3.75%, 5/1/2021 (b)		40,000	40,000
4.25%, 5/1/2023 (b)		55,000	55,000
Continental Resources, Inc., 144A, 4.5%, 4/15/2023		10,000	10,663
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		145,000	151,525
Cricket Communications, Inc., 7.75%, 10/15/2020		400,000	407,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	22,650
Delphi Corp., 5.0%, 2/15/2023		45,000	48,712
Denbury Resources, Inc., 4.625%, 7/15/2023		90,000	90,900
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	25,250
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,110,000	1,154,400
Ducommun, Inc., 9.75%, 7/15/2018		25,000	27,625
E*TRADE Financial Corp.:
6.0%, 11/15/2017		64,000	67,680
6.375%, 11/15/2019		65,000	69,875
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		45,000	48,487
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		20,000	21,000
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		25,000	18,250
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		10,000	11,450
11.0%, 10/1/2021		85,000	94,562
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		80,000	85,200
Equinix, Inc.:
4.875%, 4/1/2020		45,000	47,025
5.375%, 4/1/2023		120,000	125,700
7.0%, 7/15/2021		35,000	39,638
Exopack Holding Corp., 10.0%, 6/1/2018		30,000	30,300
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		100,000	110,500
First Data Corp.:
144A, 7.375%, 6/15/2019		55,000	59,812
144A, 10.625%, 6/15/2021		35,000	36,006
Florida East Coast Railway Corp., 8.125%, 2/1/2017		75,000	80,344
Ford Motor Credit Co., LLC, 5.0%, 5/15/2018		1,000,000	1,115,135
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	23,150
Frontier Communications Corp.:
7.125%, 1/15/2023		160,000	165,600
7.625%, 4/15/2024		20,000	20,850
8.125%, 10/1/2018		600,000	696,000
GenCorp, Inc., 144A, 7.125%, 3/15/2021		130,000	140,075
Harron Communications LP, 144A, 9.125%, 4/1/2020		70,000	79,362
HCA, Inc.:
6.5%, 2/15/2020		165,000	190,575
7.5%, 2/15/2022		120,000	143,400
Hertz Corp., 144A, 4.25%, 4/1/2018		1,530,000	1,589,287
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		30,000	34,425
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		35,000	35,175
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	42,800
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	101,500
4.625%, 4/15/2021		60,000	61,050
5.75%, 5/15/2016		15,000	16,315
6.25%, 5/15/2019		35,000	39,244
8.625%, 9/15/2015		500,000	570,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		80,000	88,400
Level 3 Financing, Inc., 8.125%, 7/1/2019		25,000	27,563
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		60,000	61,200
Meritor, Inc., 10.625%, 3/15/2018		500,000	551,250
MGM Resorts International, 7.625%, 1/15/2017		55,000	62,425
National CineMedia LLC, 7.875%, 7/15/2021		35,000	39,463
NII Capital Corp., 7.625%, 4/1/2021		80,000	70,800
Norcraft Companies LP, 10.5%, 12/15/2015		500,000	523,750
Nortek, Inc., 8.5%, 4/15/2021		70,000	78,225
Oasis Petroleum, Inc.:
6.875%, 1/15/2023		25,000	27,750
7.25%, 2/1/2019		55,000	59,675
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		325,000	352,625
PolyOne Corp., 144A, 5.25%, 3/15/2023		100,000	105,500
Range Resources Corp., 144A, 5.0%, 3/15/2023		15,000	15,975
Regal Entertainment Group, 5.75%, 2/1/2025		10,000	10,075
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		15,000	15,525
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		25,000	25,188
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		225,000	232,875
SandRidge Energy, Inc., 7.5%, 3/15/2021		65,000	67,437
Sealed Air Corp., 144A, 5.25%, 4/1/2023		10,000	10,350
Sprint Nextel Corp., 6.0%, 11/15/2022		60,000	62,550
Starz LLC, 144A, 5.0%, 9/15/2019		30,000	31,313
Sun Products Corp., 144A, 7.75%, 3/15/2021		65,000	67,112
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		40,000	40,900
Titan International, Inc., 144A, 7.875%, 10/1/2017		25,000	26,875
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		500,000	520,625
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		15,000	16,313
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	11,150
VeriSign, Inc., 144A, 4.625%, 5/1/2023		35,000	35,875
Visteon Corp., 6.75%, 4/15/2019		56,000	60,410
Windstream Corp.:
6.375%, 8/1/2023		45,000	46,575
7.75%, 10/1/2021		650,000	718,250
(Cost $14,816,124)			15,693,427
Uruguay 6.5%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	4,559,202
Venezuela 6.0%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		410,000	396,675
Republic of Venezuela:
7.65%, 4/21/2025		900,000	779,850
10.75%, 9/19/2013		2,949,000	3,007,980
(Cost $3,928,318)			4,184,505
Total Bonds (Cost $80,028,674)			85,864,484

Loan Participations and Assignments 16.6%
Senior Loans** 6.4%
Germany 0.1%
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019 (Cost $40,000)		40,000	40,283
United States 6.3%
Albertson's LLC, Term Loan, 5.75%, 3/21/2016		120,000	121,575
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		179,100	181,618
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		20,000	20,260
First Data Corp., Term Loan, 4.2%, 3/24/2017		130,000	130,196
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		665,000	672,295
HJ Heinz Co., Term Loan B2, 2.5%, 3/27/2020		310,000	313,134
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		332,454	333,597
NRG Energy, Inc., Term Loan B, 3.25%, 7/2/2018		267,955	271,597
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		313,427	317,052
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		271,535	269,498
Term Loan B2, 4.25%, 8/7/2019		129,350	128,596
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/22/2020		135,000	135,692
Plains Exploration & Production, 7 Year Term Loan, 4.0%, 11/30/2019		320,000	321,101
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		35,000	35,423
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		530,000	537,012
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		44,218	44,954
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		54,320	55,225
Term Loan B1, 4.25%, 3/15/2018		124,785	126,865
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		98,332	99,971
WP CPP Holdings LLC, First Lien Term Loan, 5.75%, 12/27/2019		169,575	170,635
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018 (PIK)		110,000	111,147
(Cost $4,353,900)			4,397,443
Sovereign Loans 10.2%
Russia 9.5%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,062,300
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		215,000	217,139
Russian Agricultural Bank OJSC, REG S, 7.75%, 5/29/2018		1,370,000	1,606,325
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	228,250
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,500,000	1,612,500
VTB Bank OJSC:
144A, 6.315%, 2/22/2018		500,000	550,650
144A, 6.875%, 5/29/2018		1,270,000	1,424,305
(Cost $6,193,912)			6,701,469
Ukraine 0.7%
Ukreximbank, REG S, 8.375%, 4/27/2015 (Cost $500,783)		500,000	498,100
Total Loan Participations and Assignments (Cost $11,088,595)			11,637,295

Preferred Security 0.4%
Cayman Islands
PHBS Ltd., 6.625%, 9/29/2015 (c) (Cost $277,500)		300,000	300,375

	Contract Amount	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.583% - Receive Floating — LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	200,000	5,807
Pay Fixed Rate — 3.635% - Receive Floating — LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	600,000	16,412
Pay Fixed Rate — 3.72% - Receive Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	600,000	15,186
Total Call Options Purchased (Cost $68,670)		37,405

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $91,463,439)†	139.4	97,839,559
Notes Payable	(44.2)	(31,000,000)
Other Assets and Liabilities, Net	4.8	3,331,696
Net Assets	100.0	70,171,255

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	1,011,353	0

* Non-income producing security.

** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of April 30, 2013.

† The cost for federal income tax purposes was $91,465,714. At April 30, 2013, net unrealized appreciation for all securities based on tax cost was $6,373,845. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,313,623 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,939,778.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Date shown is call date; not a maturity date for the perpetual preferred securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2013, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (d)
Call Options Receive Fixed — 4.083% - Pay Floating — LIBOR	5/11/2016 5/11/2026	200,000	5/9/2016	6,800	(3,927)
Receive Fixed — 4.135% - Pay Floating — LIBOR	4/27/2016 4/27/2026	600,000	4/25/2016	22,200	(11,024)
Receive Fixed — 4.22% - Pay Floating — LIBOR	4/22/2016 4/22/2026	600,000	4/20/2016	21,390	(10,226)
Total Call Options				50,390	(25,177)

(d) Unrealized appreciation on written options on interest rate swap contracts at April 30, 2013 was $25,213.

As of April 30, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	462,000	USD	707,835	5/15/2013	(9,737)	Citigroup, Inc.
EUR	1,345,200	USD	1,757,020	5/15/2013	(14,717)	Citigroup, Inc.
Total unrealized depreciation					(24,454)

Currency Abbreviations
BRL Brazilian Real EUR Euro GBP British Pound MXN Mexican Peso USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options purchased, written option contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund's investments and other receivable. For information on the Fund's policy regarding the valuation of investments and other receivables, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (e)
Bonds	$—	$85,864,484	$0	$85,864,484
Loan Participations and Assignments	—	11,637,295	—	11,637,295
Preferred Security	—	300,375	—	300,375
Other Receivable***	—	—	647,284	647,284
Derivatives (f)
Purchased Options	—	37,405	—	37,405
Total	$—	$97,839,559	$647,284	$98,486,843
Liabilities
Derivatives (f)
Written Options	$—	$(25,177)	$—	$(25,177)
Forward Foreign Currency Exchange Contracts	—	(24,454)	—	(24,454)
Total	$—	$(49,631)	$—	$(49,631)

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include value of options purchased, written options, at value, and unrealized depreciation on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's level 3 other receivable for which significant unobservable inputs were used in determining value:
	Bonds	Other Receivable***	Total
Balance as of October 31, 2012	$—	$899,002	$899,002
Realized gains (loss)	—	246,663	246,663
Change in unrealized appreciation (depreciation)	(5,534)	(251,718)	(257,252)
Amortization premium/discount	1,148	—	1,148
Purchases	—	—	—
(Sales)	—	(246,663)	(246,663)
Transfers into Level 3 (g)	4,386	—	4,386
Transfers (out) of Level 3	—	—	—
Balance as of April 30, 2013	$0	$647,284	$647,284
Net change in unrealized appreciation (depreciation) from bonds and other receivable still held as of April 30, 2013	$(5,534)	$(251,718)	(257,252)

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 4/30/13	Valuation Technique(s)	Unobservable Input
Other Receivable***	$647,284	Broker Quote	Broker Quote — 96
			Discount for Lack of Marketability — 5%

(g) During the period ended April 30, 2013, the amount of transfers between Level 2 and Level 3 was $4,386. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

*** Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008. Other receivable represents the fair value of this pending claim. Realized gain/sale recognizes a partial payment received.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund's holdings in other receivables are the broker quote with a discount for lack of marketability. A significant change in the broker quote could have a material change on the fair value measurement.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2013 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $91,463,439)	$97,839,559
Cash	1,953,262
Foreign currency, at value (cost $20,649)	13,191
Receivable for investments sold	644,319
Interest receivable	1,448,559
Foreign taxes recoverable	8,451
Other receivable***	647,284
Other assets	1,911
Total assets	102,556,536
Liabilities
Payable for investments purchased	1,019,627
Payable for investments purchased — when-issued securities	135,000
Notes payable	31,000,000
Interest on notes payable	16,709
Options written, at value (premium received $50,390)	25,177
Unrealized depreciation on forward foreign currency exchange contracts	24,454
Distributions payable	9,155
Accrued management fee	55,923
Accrued Directors' fees	648
Other accrued expenses and payables	98,588
Total liabilities	32,385,281
Net assets, at value	$70,171,255

*** Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008. Other receivable represents the fair value of this pending claim.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2013 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	545,298
Net unrealized appreciation (depreciation) on: Investments	6,376,120
Other receivable	647,284
Foreign currency	(31,839)
Written options	25,213
Accumulated net realized gain (loss)	(3,416,313)
Paid-in capital	66,025,492
Net assets, at value	$70,171,255
Net Asset Value
Net asset value per share ($70,171,255 ÷ 7,065,117 shares of common stock issued and outstanding, $.01 par value, 100,000,000 shares authorized)	$9.93

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2013 (Unaudited)
Investment Income
Interest	$2,751,275
Income distributions — Central Cash Management Fund	1,853
Total income	2,753,128
Expenses: Management fee	344,117
Services to shareholders	3,558
Custodian and accounting fees	63,784
Audit fees	43,866
Legal fees	19,529
Reports to shareholders	41,408
Directors' fees and expenses	3,161
Interest expense	200,181
Stock exchange listing fees	11,765
Other	13,153
Total expenses	744,522
Net investment income	2,008,606
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,868,873
Other receivable***	246,623
Written options	20,294
Foreign currency	25,643
2,161,433
Change in net unrealized appreciation (depreciation) on: Investments	(1,103,094)
Other receivable***	(251,718)
Written options	2,596
Foreign currency	(14,497)
(1,366,713)
Net gain (loss)	794,720
Net increase (decrease) in net assets resulting from operations	$2,803,326

*** Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008. Other receivable represents the fair value of this pending claim. Realized gain recognizes a partial payment received.

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended April 30, 2013 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$2,803,326
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(23,316,132)
Net purchases, sales and maturities of short-term investments	4,235,185
Net amortization of premium/(accretion of discount)	123,738
Proceeds from sales and maturities of long-term investments	19,398,128
(Increase) decrease in interest receivable	(141,105)
(Increase) decrease in other assets	2,226
Increase (decrease) in written options, at value	(25,296)
(Increase) decrease in receivable for investments sold	(644,319)
Increase (decrease) in payable for investments and when-issued securities purchased	(7,748)
Increase (decrease) in interest on notes payables	(11,912)
Increase (decrease) in other accrued expenses and payables	(55,308)
Change in unrealized (appreciation) depreciation on investments and other receivable	1,354,812
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	12,614
Net realized (gain) loss from investments	(2,115,496)
Cash provided (used) by operating activities	$1,612,713
Cash Flows from Financing Activities
Payment for shares repurchased	(235,338)
Distributions paid	(1,899,673)
Cash provided (used) for financing activities	(2,135,011)
Increase (decrease) in cash	(522,298)
Cash at beginning of period (including foreign currency)	2,488,751
Cash at end of period (including foreign currency)	$1,966,453
Supplemental Disclosure
Interest paid on notes	$(212,093)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
Operations: Net investment income	$2,008,606	$4,238,506
Net realized gain (loss)	2,161,433	521,624
Change in net unrealized appreciation (depreciation)	(1,366,713)	7,136,631
Net increase (decrease) in net assets resulting from operations	2,803,326	11,896,761
Distributions to shareholders from net investment income	(1,908,828)	(3,633,937)
Fund share transactions: Cost of shares repurchased	(235,338)	(1,408,553)
Net increase (decrease) in net assets from Fund share transactions	(235,338)	(1,408,553)
Increase (decrease) in net assets	659,160	6,854,271
Net assets at beginning of period	69,512,095	62,657,824
Net assets at end of period (including undistributed net investment income of $545,298 and $445,520, respectively)	$70,171,255	$69,512,095
Other Information
Shares outstanding at beginning of period	7,091,818	7,268,504
Shares repurchased	(26,701)	(176,686)
Shares outstanding at end of period	7,065,117	7,091,818

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended October 31,
Six Months Ended 4/30/13 (Unaudited)	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.80	$8.62	$8.88	$8.04	$5.99	$10.06
Income (loss) from investment operations: Net investment incomea	.28	.59	.50	.55	.55	.71
Net realized and unrealized gain (loss)	.12	1.08	e	(.26)	.79	2.30	(4.18)
Total from investment operations	.40	1.67	.24	1.34	2.85	(3.47)
Less distributions from: Net investment income	(.27)	(.51)	(.55)	(.51)	(.57)	(.60)
Return of capital	—	—	—	—	(.23)	—
Total distributions	(.27)	(.51)	(.55)	(.51)	(.80)	(.60)
NAV accretion resulting from repurchases of shares and shares tendered at a discount to NAVa	.00	***	.02	.05	.01	—	—
Net asset value, end of period	$9.93	$9.80	$8.62	$8.88	$8.04	$5.99
Market value, end of period	$9.03	$8.82	$7.65	$8.44	$6.75	$5.03
Total Return
Per share net asset value (%)b	4.39	**	20.86	e	4.12	18.08	53.24	(35.75)
Per share market value (%)b	5.48	**	22.57	(2.78)	33.67	53.20	(37.09)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	70	63	88	80	60
Ratio of expenses (including interest expense) (%)	2.16	*	2.36	2.22	1.68	1.59	2.52
Ratio of expenses (excluding interest expense) (%)	1.58	*	1.67	1.86	1.68	1.55	1.48
Ratio of net investment income (%)	5.84	*	6.54	5.75	6.53	7.77	7.61
Portfolio turnover rate (%)	20	**	25	89	31	47	c	69	c
Total debt outstanding, end of period ($ thousands)	31,000	31,000	26,000	—	—	—
Asset coverage per $1,000 of debtd	3,264	3,242	3,410	—	—	—

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestments of distributions. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares trade during the period.
c The portfolio turnover rate including reverse repurchase agreements was 87% and 275% for the years ended October 31, 2009 and 2008, respectively.
d Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
e During the year ended October 31, 2012, Lehman Brothers International issued a Claims Determination Deed to the Fund as a partial settlement for a loss written off by the Fund in 2008. The impact of this claim amounted to $0.13 per share. Excluding this pending claim, total return would have been 1.39% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Global High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Maryland corporation.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurement is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan as of April 30, 2013.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Loan Participations/Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These U.S.-dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2012, the Fund had a net tax basis capital loss carryforward of $5,120,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains until October 31, 2017, or until fully utilized, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in forward currency contracts, recognition of certain currency gain (loss) as ordinary income (loss), foreign denominated securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency position at the Fund's custodian bank at April 30, 2013.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default of principal. The Fund uses the specific identification method for determining realized gain or loss on investments. The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

B. Derivative Instruments

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2013, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2013 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in written option contracts had a total value generally indicative of a range from approximately $25,000 to $50,000, and purchased option contracts had a total value generally indicative of a range from approximately $37,000 to $51,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,465,000 to $3,848,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Purchased Options
Interest Rate Contracts (a)	$37,405

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Investments in securities, at value (includes purchased options)

Liability Derivatives	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(25,177)	$—	$(25,177)
Foreign Exchange Contracts (b)	—	(24,454)	(24,454)
	$(25,177)	$(24,454)	$(49,631)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Options written, at value

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$20,294	$—	$20,294
Foreign Exchange Contracts (b)	—	21,793	21,793
	$20,294	$21,793	$42,087

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from written options

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(2,983)	$2,596	$—	$(387)
Foreign Exchange Contracts (b)	—	—	(12,614)	(12,614)
	$(2,983)	$2,596	$(12,614)	$(13,001)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options) and written options, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $23,316,132 and $19,398,128, respectively.

For the six months ended April 30, 2013, transactions for written options on interest rate swap contracts were as follows:
	Contracts	Premium
Outstanding, beginning of period	2,800,000	$73,090
Options closed	(1,400,000)	(22,700)
Outstanding, end of period	1,400,000	$50,390

D. Related Parties

Management Agreement. Under the Investment Advisory, Management and Administration Agreement ("Management Agreement") with Deutsche Investment Management Americas Inc. ("DIMA" or the "Manager"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Manager directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Manager determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Manager provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 1.00% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Manager, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DISC aggregated $1,448, of which $712 is unpaid.

DIMA is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Pursuant to a sub-accounting agreement between DIMA and State Street Bank and Trust Company ("SSB"), DIMA has delegated all accounting functions to SSB. DIMA compensates SSB out of the accounting fee it receives from the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DIMA aggregated $41,309, of which $6,733 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,807, all of which is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Share Repurchases

Under a program initially authorized by the Board of Directors in July 2009, and subsequently renewed in 2010, 2011 and 2012, the Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended April 30, 2013, the Fund purchased 26,701 shares of common stock on the open market at a total cost of $235,338. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 9.84%.

H. Borrowings

The Fund has a secured line of credit with a commercial bank in an amount up to $34,000,000 ($31,000,000 prior to April 9, 2013), with a maturity date of April 9, 2014. Loans under the facility generally bear interest at the applicable LIBOR rate plus 0.85% (1.05% prior to April 9, 2013). A commitment fee on any unused portion of the credit line is charged to the Fund and is included with "interest expense" in the Statement of Operations.

At April 30, 2013, the Fund had a notes payable outstanding of $31,000,000. The weighted average outstanding daily balance of all loans during the six months ended April 30, 2013 was approximately $30,663,000, with a weighted average borrowing cost of 1.31%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem or meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

Dividend Reinvestment and Cash Purchase Plan

A summary of the fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan") is set forth below. You may obtain more detailed information by requesting a copy of the Plan from DWS Investments Service Company (the "Transfer Agent") by writing to DWS Global High Income Fund, Inc. Dividend Reinvestment and Cash Purchase Plan, c/o DWS Investments Service Company, P.O. Box 219066, Kansas City, MO 64121-9066, by calling (800) 294-4366 or by visiting the fund's Web site at www.dws-investments.com. The Transfer Agent maintains all participant accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by participants for personal and tax records.

The Plan offers stockholders an automatic way to reinvest their dividends and capital gain distributions in shares of the fund. Each stockholder of record must enroll in the Plan by instructing the Transfer Agent in writing. Such a notice must be received by the Transfer Agent not less than 10 days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions. If your shares are held in the name of a broker or other nominee as the stockholder of record, please consult your broker or nominee to determine whether it is participating in the Plan on your behalf. Stockholders who do not participate in the Plan will receive all distributions paid by check mailed directly to them.

If the market price per share on the payment date for the dividend or distribution (the "Valuation Date") equals or exceeds net asset value per share, the fund will issue shares of common stock to participants at the greater of the following on the Valuation Date: (a) net asset value or (b) 95% of the market price. If the net asset value exceeds the market price of fund shares on the Valuation Date, the Plan Agent (currently, Computershare, Inc.) will use the dividend or distribution (less each participant's pro rata share of brokerage commissions) to buy fund shares in the open market for the participant's account. Such purchases will be made on or shortly after the Valuation Date, and in no event more than 45 days after the Valuation Date, except where temporary curtailment or suspension of purchase is necessary to comply with federal securities law. If the fund should declare an income dividend or net capital gain distribution payable only in cash, the Plan Agent will, as agent for the participants, buy fund shares in the open market for each participant's account on, or shortly after, the payment date.

The reinvestment of dividends and capital gain distributions does not relieve the participant of any tax that may be payable on such dividends and distributions. The Transfer Agent will report to each participant the taxable amount of dividends and distributions credited to his or her account. Participants will be treated as receiving the amount of the distributions made by the fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the fund, the fair market value of the shares issued to the participant.

Participants in the Plan also have the option of making additional cash payments to the Transfer Agent, semiannually, in any amount from $100 to $3,000, for investment in the fund's shares. The Transfer Agent will use all such monies received from participants to purchase fund shares in the open market on or about February 15 and August 15. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Transfer Agent, it is suggested that participants send their voluntary cash payments to be received by the Transfer Agent approximately 10 days (but not more than 30 days) before February 15 or August 15, as the case may be. A participant may withdraw a voluntary cash payment by written notice if the notice is received by the Transfer Agent not less than 48 hours before such payment is to be invested.

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's and/or Transfer Agent's fees for the handling of the reinvestment of dividends and capital gain distributions will be paid by the fund. There will be no brokerage commissions with respect to shares issued directly by the fund as a result of dividends or capital gain distributions payable either in stock or in cash. With respect to purchases of fund shares from voluntary cash payments, each participant will be charged $1.00 for each such purchase. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases of fund shares in connection with the reinvestment of any dividends or capital gain distributions, or voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and pro-rating the lower commission thus attainable.

The fund reserves the right to terminate the Plan. Notice of the termination will be sent to the participants of the Plan at least 30 days before the record date for a dividend or distribution. The Plan also may be amended by the fund, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by giving at least 30 days' written notice to participants in the Plan. A participant may terminate his account under the Plan by written notice to the Transfer Agent. If the written notice is received 10 days before the record day of any distribution, it will be effective immediately. If received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution. If a participant elects to sell his shares before the Plan is terminated, the Plan Agent will deduct a $2.50 fee plus brokerage commissions from the sale transaction.

Additional Information

Automated Information Lines	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	Brown Brothers Harriman & Company 40 Water Street Boston, MA 02109
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 125 High Street Boston, MA 02110
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	LBF
CUSIP Number	23338W104

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

345 Park Avenue
New York, NY 10154-00100

CEGHIF-3
(R-027571-2 6/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

DWS Global High Income Fund, Inc.

Item 9 of Form N-CSR - Repurchase Disclosure

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
November 1 through November 30, 2012	13,825	$8.74	n/a	n/a
December 1 through December 31, 2012	12,476	$8.89	n/a	n/a
January 1 through January 31, 2013	200	$8.98	n/a	n/a
February 1 through February 28, 2013	-	-	n/a	n/a
March 1 through March 31, 2013	-	-	n/a	n/a
April 1 through April 30, 2013	200	$9.01	n/a	n/a
Total	26,701	$8.81	-

The Fund may from time to time repurchase shares in the open market at the option of the Board of Trustees and on such terms as the Trustee may determine.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 26, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 26, 2013